Supplemental cash flow information	12 Months Ended
Oct. 31, 2025
Supplemental Cash Flow Informations Abstract
Supplemental cash flow information [Text Block]

18. Supplemental cash flow information

The following provides a reconciliation of the cash flows from convertible debentures and derivative liabilities :

	Years ended October 31,
	2025	2024	2023
Balance - beginning of year	$5,423,948	$4,627,452	$4,433,363
Cash flows from financing activities:
Proceeds from issuance of convertible debentures	562,000	417,950	645,151
Repayments of convertible debentures	(417,915)	(287,460)	(270,000)
Non-cash changes:
Accretion expense	290,208	272,501	279,834
Accrued interest on convertible debentures	537,288	530,033	471,596
Loss (gain) on revaluation of derivative liabilities	(1,360,463)	78,915	(658,503)
Loss (gain) on conversion of convertible debentures	9,821	45,535	21,120
Loss (gain) on repayment of convertible debentures	5,484	62,253	27,243
Loss (gain) on extinguishment of convertible debentures	(21,994)	388,985	1,400,823
Convertible debentures converted into common shares	(162,366)	(680,701)	(1,656,422)
Convertible debentures settled for units	(119,615)	-	-
Foreign exchange (gain) loss	(30,428)	(31,515)	(66,753)
Balance - end of year	$4,715,968	$5,423,948	$4,627,452